ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at June 30, 2024, assets held for sale includes a 67 MW portfolio of wind assets in the United Kingdom, a 90 MW portfolio of hydroelectric assets in Brazil and a 6 MW distributed generation asset in the U.S.
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2024
Assets
Cash and cash equivalents	$16
Trade receivables and other current assets	7
Property, plant and equipment, at fair value	387
Other long-term assets	2
Assets held for sale	$412
Liabilities
Current liabilities	$11
Non-recourse borrowings	77
Financial instrument liabilities	52
Other long-term liabilities	33
Liabilities directly associated with assets held for sale	$173